Income Tax And Social Contribution - Summary of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Deferred tax assets	R$ 4,970	R$ 4,568
Deferred tax liabilities
Deferred tax liabilities	(5,016)	(12,620)
Estimated revenue	(1,094)	(1,557)
Beginning balance	4,568	2,207
to profit and loss	402	2,361
Ending balance	4,970	4,568
Beginning balance	(12,620)	(8,883)
to profit and loss	7,604	(3,737)
Ending balance	(5,016)	(12,620)
Tax Losses [Member]
Deferred tax assets
Deferred tax assets	2,494	2,769
Deferred tax liabilities
Beginning balance	2,769	1,161
to profit and loss	(275)	1,608
Ending balance	2,494	2,769
Leases [Member]
Deferred tax assets
Deferred tax assets	2,476	1,799
Deferred tax liabilities
Deferred tax liabilities	0	(224)
Beginning balance	1,799	1,046
to profit and loss	677	753
Ending balance	2,476	1,799
Beginning balance	(224)	(336)
to profit and loss	224	112
Ending balance	0	(224)
Financial Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities	(1,815)	(7,842)
Beginning balance	(7,842)	(5,731)
to profit and loss	6,027	(2,111)
Ending balance	(1,815)	(7,842)
Estimated Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities	(2,107)	(2,997)
Beginning balance	(2,997)
Ending balance	(2,107)	(2,997)
Estimated Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities	(3,201)	(4,554)
Beginning balance	(4,554)	(2,816)
to profit and loss	1,353	(1,738)
Ending balance	(3,201)	(4,554)
Income Tax [Member]
Deferred tax liabilities
Deferred tax liabilities	(3,922)	(11,063)
Beginning balance	(11,063)
Ending balance	(3,922)	(11,063)
Taxes And Contribution [Member]
Deferred tax liabilities
Deferred tax liabilities	(1,094)	(1,557)
Beginning balance	(1,557)
Ending balance	R$ (1,094)	R$ (1,557)